Parent Company only Condensed Financial Information - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 49,347	$ 18,217	$ 24,977
Other assets	1,551	1,198
Total assets	1,355,827	796,374
LIABILITIES AND EQUITY
Shareholders' equity	121,799	65,163	51,356
Total liabilities and shareholders' equity	1,355,827	796,374
Franklin Financial Network, Inc. [Member]
ASSETS
Cash and cash equivalents	496	718	706
Investment in banking subsidiaries	121,154	63,881
Investment in and advances to other subsidiaries		275
Other assets	300	348
Total assets	121,950	65,222
LIABILITIES AND EQUITY
Accrued expenses and other liabilities	151	59
Shareholders' equity	121,799	65,163
Total liabilities and shareholders' equity	$ 121,950	$ 65,222